CAPITAL WITHDRAWAL BY TWO FORMER NONCONTROLLING INTEREST SHAREHOLDRERS OF GUIZHOU TAIBANG	12 Months Ended
Dec. 31, 2018
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
CAPITAL WITHDRAWAL BY TWO FORMER NONCONTROLLING INTEREST SHAREHOLDRERS OF GUIZHOU TAIBANG
NOTE 20 – CAPITAL WITHDRAWAL BY TWO FORMER NONCONTROLLING INTEREST SHAREHOLDRERS OF GUIZHOU TAIBANG

On October 26, 2016, Guizhou Taibang completed the requisite legal and administrative procedures, through which two former minority shareholders, holding a combined 15.3% equity interest in Guizhou Taibang, withdrew their respective capital contributions in Guizhou Taibang for an aggregate consideration of RMB415,000,000 (approximately $58,091,018) pursuant to an agreement dated July 31, 2016.